Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated November 10, 2022 to the Prospectus dated August 10, 2022 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for each Fund:

1.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov

	Spread (As of November 10, 2022)
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	2.96%	3.95%

	Buffer
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

2.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov

Par Up Rate* (As of November 10, 2022)
Share Class	Prior to Taking into Account Fund Fees and Expenses
Class 3	76.00%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

	Floor
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	10.89%

3.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov

	Cumulative Index Cap* (As of November 10, 2022)
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	17.96%	16.79%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

	Buffer
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

4.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov

	Cumulative Index Cap* (As of November 10, 2022)
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	18.56%	17.39%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

	Buffer
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

5.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov

	Cumulative Index Cap* (As of November 10, 2022)
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	17.84%	16.68%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

	Buffer
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Investors should retain this supplement for future reference.

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